Stockholders' (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule of option activity and related information

A summary of the Company’s option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price
Options Outstanding at December 31, 2019	8,425,824	$0.05 – 0.65	$0.17
Options Granted	350,000	0.13	0.13
Exercised	(100,000)	0.05	0.05
Expire/Cancelled	(250,000)	0.36	0.36
Options Outstanding at September 30, 2020	8,425,824	$0.05 – 0.65	$0.13

Options Exercisable at September 30, 2020	4,869,403	$0.05 – 0.65	$0.19

A summary of the Company’s option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price
Options Outstanding at January 1, 2018	5,052,148	$0.02 - 0.85	$0.28
Options Granted	1,022,004	0.35 - 0.65	0.37
Expired/Cancelled	(308,633)	0.02 – 0.14	0.27
Options Outstanding at December 31, 2018	5,765,519	$0.02 - 0.65	$0.26
Options Granted	2,852,537	0.05	0.05
Exercised	(100,000)	0.05	0.05
Expire/Cancelled	(92,232)	0.05	0.05
Options Outstanding at December 31, 2019	8,425,824	$0.05 – 0.65	$0.17

Options Exercisable at December 31, 2019	4,599,199	$0.05 – 0.65	$0.21

Schedule of fair value of options by using Black-Scholes model

The weighted average fair value of options granted, and the assumptions used in the Black-Scholes model during the nine months ended September 30, 2020 are set forth in the table below.

2020
Weighted average fair value of options granted	$0.13
Risk-free interest rate	0.66% - 0.83%
Volatility	221% - 223%
Expected life (years)	10
Dividend yield	0.00%

The weighted average fair value of options granted, and the assumptions used in the Black-Scholes model during the year ended December 31, 2019 are set forth in the table below.

	2019	2018
Weighted average fair value of options granted	$0.05	$0.05
Risk-free interest rate	1.79%	2.86%
Volatility	225%	85%
Expected life (years)	10	10
Dividend yield	0.00%	0.00%

Schedule of warrant activity and related information

A summary of the Company’s warrant activity and related information follows:

	Number of Shares Under Warrants	Range of Warrants Price Per Share	Weighted Average Exercise Price
Warrants Outstanding at January 1, 2018	133,334	$0.01	$0.01
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2018	133,334	$0.01	$0.01
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2019	133,334	$0.01	$0.01
Warrants Exercisable at December 31, 2019	133,334	$0.01	$0.01